Investments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Investments (Details) [Line Items]
Additional allowances	$ 4
Investments maturity, description	’ a local company based in Jordan which had an original maturity date of 22 February 2016.
Investment liquidation, percent	85.00%
Nominal value	$ 1,236
Potential impairment	450
Unquoted investment	403		$ 432
Addition of allowance for bonds	745
Fair value measurement of the unquoted equity investment	6,802	$ 6,427
Bottom of Range [Member]
Investments (Details) [Line Items]
Implied an equity value	6,374	5,778
Top of Range [Member]
Investments (Details) [Line Items]
Implied an equity value	7,230	$ 7,076
Unquoted Equity Investments One [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	6,802		6,614
Unquoted Equity Investment Two [Member]
Investments (Details) [Line Items]
Designated at fair value through OCI	403		432
Unquoted Equity Investments [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	$ 6,802		$ 6,614